UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps - Additional information (Details) $ in Thousands, € in Millions, $ in Millions		12 Months Ended
	Dec. 12, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 19, 2018	Dec. 12, 2018 USD ($)	Dec. 12, 2018 EUR (€)	Dec. 20, 2016 CAD ($)	Dec. 20, 2016 EUR (€)	Jul. 03, 2014 CAD ($)	Jul. 03, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 1,189,816	$ 1,202,414
Gain loss on debt modification		1,192	(562)
Payments towards settlement of cross currency swaps		6,825
2021 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		250,000	250,000
2023 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		400,000	400,000
2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		239,816	252,414
2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		300,000	$ 300,000
2021 Cross Currency Interest Rate Swap | 2021 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD									3.788%	3.788%
Fixed interest rate on EUR									2.68%	2.68%
2021 Cross Currency Interest Rate Swap | 2021 Debentures | July 5 2021
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €										€ 171.9
Principal issued and outstanding									$ 250,000
2022 Cross Currency Interest Rate Swap | 2022 Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR				1.225%
2023 Cross Currency Interest Rate Swap | 2023 Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate on CAD							3.873%	3.873%
Fixed interest rate on EUR							2.43%	2.43%
2023 Cross Currency Interest Rate Swap | 2023 Debentures | November 30, 2023
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €								€ 281.1
Principal issued and outstanding							$ 400,000
2024 Cross Currency Interest Rate Swap | 2024 Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR				0.522%
Gain loss on debt modification		$ 2,000
2024 Cross Currency Interest Rate Swap | 2024 Term Loan | December 19, 2024
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €						€ 168.2
Principal issued and outstanding					$ 185.0
2025 Cross Currency Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Payments towards settlement of cross currency swaps	$ 6,800
2025 Cross Currency Interest Rate Swap | 2025 Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR	2.202%				2.202%	2.202%
2026 Cross Currency Interest Rate Swap | 2026 Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed interest rate on EUR	1.355%				1.355%	1.355%
2026 Cross Currency Interest Rate Swap | 2026 Term Loan | December 11, 2026
Disclosure of detailed information about borrowings [line items]
Exchange of principal proceeds | €						€ 205.5
Principal issued and outstanding	$ 300,000